Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Presentation
(a)	Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company’s primary subsidiary, Allianz Life Insurance Company of New York, and all other subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

Investment Products and Universal Life Business
(c)	Investment Products and Universal Life Business

Investment products consist primarily of fixed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders’ accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and are recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Derivatives embedded in fixed-indexed, variable, and certain life products are recorded at fair value and changes in value are included in change in reserves at fair value on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders’ accounts and claims incurred in excess of the contractholders’ account balance and are included in net interest credited to account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

The Company offers a variable annuity product that combines a separate account option with a general account option that is similar to a fixed-indexed annuity. The Company has elected the fair value option to account for the entire insurance contract liability and the mutual fund assets backing the separate account. The insurance contracts’ reserves are reported in account balances and future policy benefit reserves and the mutual fund assets backing the separate account are reported in equity securities, trading on the Consolidated Balance Sheets. Electing the fair value option for an insurance contract liability requires that the Company account for that liability as a financial instrument and also requires that acquisition costs be recognized immediately in expense.

Life and Accident and Health Insurance
(d)	Life and Accident and Health Insurance

Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferral and amortization of related acquisition costs.

Accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

Goodwill
(e)	Goodwill

Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

Goodwill is evaluated annually for impairment at the reporting unit level, which is one level below an operating segment. Goodwill of a reporting unit is also tested for impairment on an interim basis if a triggering event occurs, such as a significant adverse change in the business climate or a decision to sell or dispose of a business unit.

Value of Business Acquired and Other Intangible Assets
(f)	Value of Business Acquired and Other Intangible Assets

The value of insurance in-force purchased is recorded as the VOBA and is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as Deferred Acquisition Costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits (EGP) differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through general and administrative expenses within the Consolidated Statements of Operations.

Intangible assets are identified by the Company in accordance with the Intangibles – Goodwill and Other Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Codification), which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued when sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

The Company’s intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company’s ownership in field marketing organizations, and are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows and are generally amortized over five years using the straight-line method. Also included in the Company’s intangible assets are the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007.

Recoverability of the value of the amortizing intangible assets is assessed whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Recoverability of the value of the nonamortizing intangible assets is assessed annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

Deferred Acquisition Costs
(g)	Deferred Acquisition Costs

Acquisition costs consist of commissions and other incremental costs that are directly related to the successful acquisition of insurance contracts. Acquisition costs are deferred to the extent recoverable from future policy revenues and gross profits. However, acquisition costs associated with insurance contracts recorded under the fair value option are not deferred as guidance related to the fair value option requires that transaction costs are recorded immediately as an expense. For interest-sensitive products and variable annuity contracts issued in 2010 and after, acquisition costs are amortized in relation to the present value of expected future gross profits from investments and mortality, morbidity, and expense charges. For variable annuity contracts issued prior to 2010, acquisition costs are amortized in relation to the present value of estimated gross revenues from investments and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability and loss recognition, at least annually, and adjusted when necessary. Recoverability and loss recognition are evaluated separately for fixed annuities, variable annuities, and life insurance products. The evaluation is a two-step process where current policy year issues are evaluated for recoverability, and then in-force policies are evaluated for loss recognition. Before assessing recoverability and loss recognition, DAC is capped, if necessary, such that the balance cannot exceed the original capitalized costs plus interest.

Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits and revenues from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which is referred to as DAC unlocking. In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in change in DAC, net on the Consolidated Statements of Operations.

Adjustments may also be made to the EGPs related to DAC that correspond to deferred annuities and universal life products for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and realized gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as in-force management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment-grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 10.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an in-force insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract is immediately expensed and any new DAC on the replacement contract is deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

Deferred Sales Inducements
(h)	Deferred Sales Inducements

Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

Annuity sales inducements are deferred when credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. DSI capitalization and amortization are recorded in policyholder benefits on the Consolidated Statements of Operations.

Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits and revenues from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities, commonly known as shadow DSI. These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Adjustments may also be made to DSI related to deferred annuities for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and realized gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

Account Balances and Future Policy Benefit Reserves
(i)	Account Balances and Future Policy Benefit Reserves

Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts – one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

Certain two-tier fixed annuity products provide additional benefits payable upon annuitization for period-certain and life-contingent payout options. An additional annuitization reserve is accrued using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

Policy and contract account balances for variable annuity products are carried at accumulated contract values. Future policy benefit reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Future policy benefit reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as index and volatility, along with estimates of future policyholder behavior.

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company’s experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.3% to 6.0%.

Future policy benefit reserves on LTC products are computed using a net level reserve method. Reserves are determined as the excess of the present value of future benefits over the present value of future net premiums and are based on best estimate assumptions at the time of issue for morbidity, mortality, lapse, and interest with provisions for adverse deviation. Most LTC reserve interest assumptions range from 5.0% to 6.0%.

An additional reserve has been established to provide for future expected losses that are anticipated to occur after a period of profits. The reserve accrual will be over the profit period and is based on best estimate assumptions as of the beginning of the accrual period without provisions for adverse deviation.

Policy and Contract Claims
(j)	Policy and Contract Claims

Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.

Reinsurance
(k)	Reinsurance

The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts and are included in premiums and policy fees, ceded, and benefit recoveries, respectively, on the Consolidated Statements of Operations. Insurance liabilities are reported before the effects of reinsurance. Account balances and future policy benefit reserves, and policy and contract claims covered under reinsurance contracts are recorded in reinsurance recoverables and receivables on the Consolidated Balance Sheets. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as receivables on the Consolidated Balance Sheets. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over the revenue-producing period or the claims run-off period of the related reinsured policies. These amortized gains are recorded in other revenue on the Consolidated Statements of Operations.

Investments
(l)	Investments

Fixed-Maturity and Equity Securities

The Company has portfolios of certain fixed-maturity and equity securities as “available-for-sale.” Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder’s equity, net of tax and related shadow adjustments. The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The Company has portfolios of certain fixed-maturity securities classified as “at fair value through income” and equity securities classified as “trading”. These securities are carried at fair value, and their respective related unrealized gains and losses are reflected in change in fair value of assets and liabilities, within the Consolidated Statements of Operations. In addition, the Company also has portfolios of certain fixed-maturity securities classified as “held-to-maturity,” and accordingly, the securities are carried at amortized cost on the Consolidated Balance Sheets. The Company has the intent and ability to hold such securities to maturity. Dividends are accrued on the date they are declared and interest is accrued as earned. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Realized gains and losses are computed based on the average cost basis of all lots owned of each security.

Mortgage-backed securities and structured securities are amortized using, among other assumptions, anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. For all structured securities without expected credit deterioration, when estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations. For structured securities with expected credit deterioration, when adjustments are anticipated for prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by the Beneficial Interests in Securitized Financial Assets Topic of the Codification.

The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible. Management completes its own Independent Price Verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the investment managers. The IPV process supports the reasonableness of price overrides and challenges by the investment managers and reviews pricing for appropriateness. Results of the IPV are reviewed by the Company’s Pricing Committee.

The Company reviews the available-for-sale and held-to-maturity investment portfolios to determine whether or not declines in fair value are other than temporary. The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management’s judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, the Investments – Debt and Equity Securities Topic of the Codification requires that the Company evaluate other-than-temporary impairments (OTTI) on available-for-sale and held-to-maturity fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered.

When the fair value of a fixed-maturity security is less than its amortized cost, the Company assesses whether or not (i) it has the intent to sell the security or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. The Company evaluates these factors to determine whether the Company or any of its investment managers have an intent to sell a security or a group of securities. Additionally, the Company performs a cash flow projection for several years into the future to determine whether cash needs would require the sale of any securities in an unrealized loss position. If either of these conditions is met, the Company must recognize an OTTI for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security’s amortized cost basis, the security is considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total impairment related to credit loss is considered an OTTI and is recognized in realized investment gains, net on the Consolidated Statements of Operations. The amount of the total impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSI, VOBA, reserves, and deferred income taxes. For available-for-sale and held-to-maturity securities that have recognized an OTTI through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the discounted cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases not related to additional credit losses in the fair value of available-for-sale securities are included as a separate component in the Consolidated Statements of Comprehensive Income.

The Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security, (b) changes in the financial condition, credit rating, and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security’s underlying collateral, if any, and (e) the payment structure of the security. The Company uses a probability-weighted cash flow model for corporate bonds to determine the credit loss amount. This measurement is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and significant judgments regarding the future performance of the security. The Company’s probability-weighted cash flow model involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, and current delinquency rates. For structured securities, the Company selects a probability-weighted or best estimate cash flow model depending on the specifics of the individual security and the information available to measure the expected cash flows of the underlying collateral. In the event that sufficient information is not available to measure the expected cash flows of a structured security in a timely manner due to a lack of available information on the valuation date, the entire decline in fair value is considered to be related to credit loss.

The Company provides a supplemental disclosure on its Consolidated Statements of Operations that presents the total OTTI losses recognized during the period less the portion of OTTI losses recognized in other comprehensive income to equal the credit-related portion of OTTI that was recognized in earnings during the period. The portion of OTTI losses recognized in other comprehensive income includes the portion of OTTI losses related to factors other than credit recognized during the period, offset by reclassifications of OTTI losses previously determined to be related to factors other than credit that are determined to be credit related in the current period. The amount presented in the supplemental disclosure on the Consolidated Statements of Operations represents the portion of OTTI losses recognized in other comprehensive income and excludes subsequent increases and decreases in the fair value of these securities.

The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional OTTI should the fair value fall below the book value.

Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on securities, as discussed in their respective sections of this note.

Mortgage Loans on Real Estate

Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment quarterly when assessing the adequacy of the allowance for uncollectible balances. The Company considers recent trends in the Company’s loan portfolio and information on current loans, such as loan-to-value ratios and debt service coverage, which could impact a loan’s credit quality. The Company also evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company. The Company does not accrue interest on defaulted loans.

Other Invested Assets

Other invested assets include short-term securities, policy loans, loans to affiliates, loans to non-affiliates, real estate, equity securities carried at cost and partnership investments. Short-term securities are carried at amortized cost, which approximates fair value. Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Loans to affiliates are carried at cost, and interest is accrued monthly, with payments received semiannually. Loans to non-affiliates are carried at amortized cost, and interest is accrued monthly. Real estate consists of building and land and is carried at cost less accumulated depreciation. The buildings are amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate.

The Company is a member of the Federal Home Loan Bank of Des Moines (FHLB), primarily for the purpose of participating in the Bank’s mortgage collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The investment is carried at cost, which approximates fair value, and is reported in other invested assets on the Consolidated Balance Sheets. The investment is evaluated for impairment based on the ultimate recoverability of its par value.

Acquired Loans

The Company acquired a portfolio of assets that have deteriorated credit quality and are recorded as acquired loans within other invested assets on the Consolidated Balance Sheets. Acquired loans are initially recorded at fair value, and changes in expected cash flows are recorded as adjustments to accretable yield, to the carrying amount, or both. Fair values are obtained using a combination of third-party vendors and cash flow modeling, which is reviewed by the Company Pricing Committee. Accretable yield refers to the amount of undiscounted cash flows expected in excess of the carrying amount. This amount is converted into a rate and accreted into interest and similar income, net on the Consolidated Statements of Operations. Interest is recorded as received on certain acquired loans that do not have reasonably estimable cash flows.

Repurchase Agreements

The Company has entered into a tri-party repurchase facility agreement with an unaffiliated bank, whereby the Company may sell securities with an agreement to repurchase at a later date for a specified price. The facility has not been used since the inception of the agreement.

Derivatives
(m)	Derivatives

The Company utilizes derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are valued and carried at fair value and the unrealized gains and losses on the derivatives are reflected in change in fair value of assets and liabilities within the Consolidated Statements of Operations.

Hedge Accounting

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, at inception and on a quarterly basis, whether the derivatives used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in cash flows of hedged items.

Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge effectiveness is measured using the dollar offset method or regression analysis. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. Regression analysis is a statistical technique used to measure the relationships between the fair value or cash flows of a derivative and a hedged item and how each reacts to changes in the risk managed by hedge accounting (i.e., interest rates, foreign currency rates).The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income, net of tax on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in change in fair value of assets and liabilities in the Consolidated Statements of Operations.

Interest Rate Swaps and Foreign Currency Swaps

The Company utilizes interest rate swaps and foreign currency swaps to hedge cash flows and applies hedge accounting treatment. The Company also uses foreign currency swaps to hedge foreign currency and interest fluctuations on certain underlying foreign fixed-maturity securities. The interest rate swaps and foreign currency swaps are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the interest rate and foreign currency swaps are derived using a third-party vendor software program and deemed by management to be reasonable.

The Company has a minor mismatch between the purchase of the derivative and settlement of the bond for foreign currency swaps. Any changes in value of the derivative between the purchase and settlement date are recorded in change in fair value of assets and liabilities on the Consolidated Statements of Operations. After the bond is settled, the Company completes documentation and designates hedge accounting.

Nonqualifyinghedging

Options and Futures Contracts

The Company provides additional benefits through certain life and annuity products, which are linked to the fluctuation of various United States and international stock market indices. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

The OTC option contracts and ETO contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the OTCs is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETOs is based on quoted market prices. Changes in unrealized gains and losses on the option contracts and incremental gains and losses from expiring options are recorded in change in fair value of assets and liabilities on the Consolidated Statements of Operations. The liability for the benefits is reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets. Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in change in fair value of assets and liabilities on the Consolidated Statements of Operations.

Interest Rate Swaps, Credit Default Swaps, and Total Return Swaps

The Company utilizes interest rate swaps, credit default swaps and total return swaps (TRS) to hedge market risks embedded in certain annuities. The interest rate swaps, credit default swaps and TRS are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the over-the-counter interest rate swaps and credit default swaps are derived using a third-party vendor software program and deemed by management to be reasonable. Centrally cleared interest rate swap fair values are obtained from the exchange on which they are traded. The fair value of the TRS is based on counterparty pricing and deemed by management to be reasonable. Changes in unrealized gains and losses on the swaps are recorded in change in fair value of assets and liabilities on the Consolidated Statements of Operations

Securities Lending
(n)	Securities Lending

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as cash and cash equivalents, and other liabilities, respectively. Securities on loan remain on the Consolidated Balance Sheets, and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations.

The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions. The collateral is defined by the agreement to be cash and cash equivalents; is unrestricted and may be used for general purposes. Company policy requires a minimum of 102% of fair value of securities loaned under securities lending agreements to be maintained as collateral.

Receivables
(o)	Receivables

Receivable balances (contractual amount less allowance for doubtful accounts) are based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company’s assessment of the ability to collect. The allowance is estimated by aging the balances due from individual parties and generally setting up an allowance for any balances that are more than 90 days old.

Company Owned Life Insurance
(p)	Company-Owned Life Insurance

Company-owned life insurance (COLI) is recognized as the amount that could be realized assuming the surrender of an individual-life policy (or certificate in a group policy), otherwise known as the cash surrender value. Subsequent measurement of the contract is also at the cash surrender value with changes in cash surrender value recognized in Other Revenue on the Consolidated Statements of Operations. The COLI policies are reported in other assets on the Consolidated Balance Sheets.

Home Office Property and Equipment
(q)	Home Office Property and Equipment

Home office property consists of buildings and land. Equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Both are reported at cost, net of accumulated depreciation, in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 – 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The property and equipment balance was $142,774, net of accumulated depreciation of $122,319 as of December 31, 2014, and $146,242, net of accumulated depreciation of $110,880 as of December 31, 2013. Pre-operating and start-up costs incurred in connection with the construction of the Company’s headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amounts of capitalized costs amortized, including interest was $2,275 during 2014, 2013, and 2012. The expansion of the Company’s headquarters was put into operation in 2006, resulting in amortization of $2,115, $2,104, and $2,104 for the years ended December 31, 2014, 2013, and 2012, respectively.

Income Taxes
(r)	Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, and its insurance subsidiaries generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences will not reverse over time (see further discussion in note 16).

Stockholder's Equity, Loan to Parent Company
(s)	Stockholder’s Equity, Loan to Parent Company

The Company entered into an agreement during 2002 to lend AZOA $250,000. This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra equity in accordance with the Equity Topic of the Codification. This loan was paid in full during 2012.

Stockholder's Equity, Accumulated Unrealized Foreign Currency
(t)	Stockholder’s Equity, Accumulated Unrealized Foreign Currency

Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 22). The net assets of the Company’s foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the foreign currency translation adjustments, net of tax reported, as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income.

Separate Accounts and Annuity Product Guarantees
(u)	Separate Accounts and Annuity Product Guarantees

The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with the Financial Services – Insurance Topic of the Codification and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under the Derivatives and Hedging Topic of the Codification, and the changes in these embedded derivatives are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated contractholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current contractholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current guaranteed value amount that would be added to the contracts less the current contractholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current contractholder account value.

The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company’s GMDB options have the following features:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

•	Reset – Provides the greater of a return of premium death benefit or the most recent five-year anniversary account value (prior to age 81), adjusted for withdrawals.

•

Ratchet – Provides the greater of a return of premium death benefit or the highest specified anniversary account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly – evaluated quarterly, annual – evaluated annually, and six-year – evaluated every sixth year.

•

Rollup – Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

•

Earnings Protection Rider – Provides the greater of a return of premium death benefit or a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

•	Ratchet – Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.

•

Rollup – Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate, which is subject to a cap for certain interest rates and products.

The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2014 and 2013:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 6.5% in 2014 and 2013.

•	Volatility assumption of 13.4% in 2014 and 2013.

•

Mortality assumption of 90% of the Annuity 2000 Mortality Table for all variable annuity products in 2014. In 2013, the assumption was 93.3% of the Annuity 2000 Mortality Table for all actively sold variable annuity products and 50.0% of the 1994 MGDB Mortality Table for all other products.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.

•	GMIB contracts only – dynamic lapse assumption. For example, if the contract is projected to have a large additional benefit, then it becomes less likely to lapse.

The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary, seventh contract anniversary, or tenth contract anniversary depending on the type of contract. Depending on the contractholder’s selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the specified ages in the contract. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the guaranteed annual increase of purchase payments (capped at twice the total purchase payments). Additionally, there is a GMWB living benefit where the benefit is an initial payment percentage established at issue, based on issue age. For each year there is a year-over-year contract value increase, the payment percentage will increase by 1.0% (up to age 91). This payment percentage is applied against total purchase payments instead of a benefit base value.

The GMAB and GMWB liabilities are determined each period as the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy’s first anniversary date.

The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2014 and 2013:

•	1000 stochastically generated investment performance scenarios.

•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over one year as shown below:

	2014
Fund index type	Current volatility	Long-term forward volatility
Large cap	16.6%	18.2%
Bond	3.4	3.9
International	16.3	23.7
Small cap	21.3	21.2

	2013
Fund index type	Current volatility	Long-term forward volatility
Large cap	15.8%	18.2%
Bond	3.4	4.0
International	17.0	24.5
Small cap	19.8	21.1

•

Mortality assumption of 90% of the Annuity Mortality Table for all variable annuity products in 2014. In 2013, the assumption rate was 93.3% of the Annuity 2000 Mortality Table for all actively sold variable annuity products and 50.0% of the 1994 MGDB Mortality Table for all other products.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

GMAB cash flows are discounted using a rate equal to current month’s London Interbank Offered Rate (LIBOR) plus a Company specific spread for the years ended December 31, 2014 and 2013. Beginning in December of 2014, the expected life-contingent GMWB payments are discounted using a blend of short and long term rates to the date the account value is expected to be exhausted. These obligations and all cash flows are then discounted to the current date using LIBOR plus a spread for the Company’s own nonperformance risk. Previously, GMWB cash flows were discounted using a rate equal to the current month’s LIBOR plus a Company specific spread. In 2012 and prior years, these cash flows were discounted using the U.S. Treasury rate plus a company specific spread

The Company issues fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited, because the contractholder account value has an annual credit that is floored at zero. Since the account value cannot decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

Permitted Statutory Accounting Practices
(v)	Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has a permitted practice in effect for one of its affiliates, which allows interest rate swaps to be accounted for using hedge accounting. This permitted practice does not significantly impact statutory capital and surplus or regulatory risk-based capital requirements.

Recently Issued Accounting Pronouncements - Adopted
(w)	Recently Issued Accounting Pronouncements – Adopted

In November 2014, the FASB issued amendments to provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. This guidance was effective immediately upon issuance. The guidance did not have an impact on the Consolidated Financial Statements.

In January 2014, the FASB issued new guidance that applies to investments in qualified affordable housing projects through limited liability entities that are flow-through entities for tax purposes. The amendments allow reporting entities to make an accounting policy election to account for investments in Low Income Housing (LIH) using the proportional amortization method if certain conditions are met. For reporting entities that meet the conditions for and elect to use the proportional amortization method to account for LIH projects, all amendments apply. For reporting entities that do not meet the conditions or that do not elect the proportional amortization method, only the amendments related to disclosures apply. This guidance is effective for fiscal years beginning after December 15, 2014. Early adoption is permitted. As the Company has only minor investments in qualified affordable housing projects, this amended guidance has been implemented in 2014 and has an immaterial impact to the Company’s Consolidated Financial Statements.

In July 2013, the FASB issued guidance about the presentation of unrecognized tax benefits. This guidance requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. Under the tax law of the applicable jurisdiction, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The guidance is effective for fiscal years beginning after December 15, 2013. There was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

In July 2013, the FASB issued guidance allowing the Fed Funds Effective Swap Rate (OIS) to be used as a benchmark interest rate for hedge accounting purposes, in addition to the U.S. Treasury rate and LIBOR. Additionally, this guidance removes a restriction that previously required similar hedges to use the same benchmark interest rate. As part of this guidance, the glossary of the Accounting Standard Codification was updated to define the OIS rate and define that it is considered a proxy for a risk-free interest rate. This guidance is effective for hedging relationships beginning on or after July 17, 2013. The Company adopted this guidance beginning July 17, 2013. The Company began discounting its collateralized derivatives recorded at fair value using OIS as the discount rate in 2013.

In June 2013, the FASB amended the guidance used to determine if an entity is an investment company within the scope of the Financial Service – Investment Companies guidance. Entities that are investment companies under the Investment Company Act of 1940 continue to be investment companies for accounting. Additionally, the guidance requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting and to add disclosures to its financial statements. The guidance is effective for fiscal years beginning after December 15, 2013. There was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

In April 2013, the FASB issued guidance that requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties, or a plan for liquidation is being imposed by other forces (for example, involuntary bankruptcy). If a plan for liquidation was specified in the entity’s governing documents from the entity’s inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity’s inception. This guidance does not apply to investment companies under the Investment Company Act of 1940. The guidance is effective for annual reporting periods beginning after December 15, 2013. There was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

In March 2013, the FASB issued guidance that applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. Changes are applied prospectively and the guidance is effective for fiscal years beginning after December 15, 2013. There was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

In February 2013, the FASB issued guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements that are not included in other guidance and for which the total amount of the obligation is fixed at the reporting date. Examples of such liabilities include debt arrangements, other contractual obligations, and settled legal and judicial rulings. The guidance is effective for fiscal years beginning after December 15, 2013. There was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

In February 2013, the FASB issued guidance requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This guidance is effective for fiscal years beginning after December 15, 2012. This guidance was adopted January 1, 2013. The Company elected to present the required information in note 24 to the Consolidated Financial Statements.

In October 2010, the FASB issued guidance that changes the accounting for costs associated with acquiring or renewing insurance contracts. Specifically, the guidance changes the definition of acquisition costs eligible for deferral. The new definition is meant to reduce diversity in practice regarding the types of expenses treated as DAC in the insurance industry. The new DAC definition states that acquisition costs include only those incremental costs that are directly related to the successful acquisition of insurance contracts. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions sold by independent third parties and incremental direct costs of contract acquisition that are incurred in transactions sold by employees. Additionally, an entity may capitalize as DAC only those advertising costs meeting the capitalization criteria for direct-response advertising. All other acquisition costs are to be charged to expense as incurred. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company adopted this guidance beginning January 1, 2012. In 2012, the Company capitalized $737,390 of acquisition costs compared to $820,993 that would have been capitalized if the Company’s previous policy had continued to be applied.

In July 2011, the FASB issued guidance related to recording liabilities under the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act (“the Acts”). This guidance applies to recording liabilities and expenses for fees under the act for insurers that provide qualifying health insurance under the Acts. These requirements are effective for calendar years beginning on or after December 31, 2013. The Company does not issue health insurance that is subject to fees under the Acts and, therefore, there was no impact on the Consolidated Financial Statements as a result of adopting this guidance.

Recently Issued Accounting Pronouncements - To Be Adopted
(x)	Recently Issued Accounting Pronouncements – To Be Adopted

In August 2014, the FASB issued an amendment to provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments are intended to reduce diversity in the timing and content of footnote disclosures. Additional disclosures are required. The revisions are effective for annual periods ending after December 15, 2016, and for annual and interim periods, thereafter. The guidance is not expected to have an impact on the Consolidated Financial Statements.

In August 2014, the FASB revised guidance related to consolidations of variable interest entities (VIE) that are a collateralized financing entity, such as a collateralized debt obligation (CDO) or a collateralized loan obligation (CLO) entity, when the reporting entity determines that it is the primary beneficiary. This revision will apply to reporting entities that are required to consolidate a collateralized financing entity under the variable interest entity guidance when 1) the reporting entity measures the financial assets and liabilities of that collateralized financing entity at fair value based on other Topics and 2) the changes in the fair value are reflected in earnings. The revisions are effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The guidance is not expected to have an impact on the Consolidated Financial Statements.

In August 2014, the FASB issued amendments to guidance about troubled debt restructurings by creditors. The amendments require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: 1) the loan has a government guarantee that is not separable from the loan before foreclosure, 2) at the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim, and 3) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. The revisions are effective for fiscal years beginning after December 15, 2014. The guidance is not expected to have an impact on the Consolidated Financial Statements.

In June 2014, the FASB revised guidance about share-based payment transactions. These revisions apply to entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The revisions are effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The guidance is not expected to have an impact on the Consolidated Financial Statements.

In May 2014, the FASB issued a new standard for recognizing revenue from contracts when goods and services are transferred to a customer in exchange for payment. The model requires 1) identifying contracts with a customer, 2) identifying separate performance obligations, 3) determining the transaction price, 4) allocating the transaction price to the separate performance obligations and 5) recognizing revenue when (or as) the entity satisfies a performance obligation. The revenue recognition standard does not apply to financial instruments or to insurance contracts. However, the standard will require significantly more disclosures about items that are recorded under the new revenue recognition model. The guidance is effective for fiscal years beginning after January 1, 2017. The Company is currently evaluating the impact of this guidance on the Consolidated Financial Statements.

In March 2014, the FASB amended Topic 205, Presentation of Financial Statements, and Topic 360, Property, Plant and Equipment. These amendments apply to either a component of an entity that either is disposed of or meets the criteria to be classified as held for sale or a business that, on acquisition, meets the criteria to be classified as held for sale. Under these amendments, a component of an entity or a group of components of an entity or a business is required to be reported in discontinued operations if the disposal represents a strategic shift that has a major effect on an entity’s operations and financial results. A strategic shift may include situations such as disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of the entity. These amendments require additional disclosures about discontinued operations. The amendments in this standard should not be applied to a component of an entity that is classified as held for sale before the effective date even if disposed after the effective date. The amendments are effective, prospectively, within annual periods beginning on or after December 15, 2014 and for interim periods within annual periods beginning on or after December 15, 2015. The Company does not expect a material impact to the Consolidated Financial Statements as a result of adopting this guidance.

Accounting Changes and Correction of an Error
(y)	Accounting Changes and Correction of an Error

On April 1, 2014, the Company applied a prospective change to its method of calculating DAC amortization for variable annuity policies issued prior to 2010. This was a change in estimate that is inseparable from the effect of a related change in accounting principle. For these annuities, acquisition costs are now amortized in relation to the present value of estimated gross revenues, whereas previously the amortization was based on estimated future gross profits. The implementation of the new DAC amortization will better reflect the revenue pattern of the pre-2010 variable block of business, which is currently in run-off. The implementation of this change resulted in a decrease in income from operations before income taxes of approximately $165,790 for the year ended December 31, 2014.

On December 1, 2014, the Company applied a prospective change to its method of calculating DAC amortization for variable annuity policies issued after 2010. The change in estimate will minimize accounting mismatches on interest and claim projections within the EGP calculation. The implementation of this change resulted in a decrease in income from operations before income taxes of approximately $45,623for the year ended December 31, 2014.

A portfolio of fixed-maturity securities held by the Company’s subsidiary, Allianz Life Financial Services, LLC (ALFS) was reclassified from available-for-sale to fair value through income as a result of a correction of an error. As of December 31, 2014 and 2013, these securities had a fair market value of $41,223 and $40,416, respectively and are now separately reported on the Consolidated Balance Sheets. Cumulative net unrealized gains of $687 were reclassified to change in fair value of assets and liabilities on the Consolidated Statements of Operations for the year ended December 31, 2014. Cumulative net unrealized gains of $299 and $1,282 were not reclassified from accumulated other comprehensive income, net of tax at December 31, 2013 and 2012, respectively. Additionally, purchases of fixed-maturity securities at fair value through income of $9,156, $14,075, and $27,280 for the years ended December 31, 2014, 2013, and 2012, respectively, and sales, maturities and other redemptions of fixed-maturity securities at fair value through income of $8,500, $8,306, and $20,700 for the years ended December 31, 2014, 2013, and 2012, respectively, are now separately reported on the Consolidated Statements of Cash Flows within net cash provided by operating activities. This activity was historically reported as purchases, sales, or maturities of fixed maturity securities within net cash used in investing activities.

On September 30, 2012, the Company applied a prospective change to its method of grouping insurance policies for measuring amortization of DAC and DSI for its variable annuity policies. This was a change in estimate that is inseparable from the effect of a related change in accounting principle. The implementation of the new DAC and DSI groupings better reflects the way the Company examines the profitability of its variable business and results in more logical amortization rates, sensitivities, and other analyses. The implementation of this change resulted in additional income from operations before income taxes of $38,503 for the year ended December 31, 2012.

During 2012, the Company recorded a change in estimate related to the implementation of a new model for the valuation of policyholder reserves, DAC, DSI, and VOBA for the Company’s fixed and fixed-indexed annuities. Reserve changes were primarily driven by more sophisticated modeling of newer product features such as lifetime income riders. In addition to DAC amortization related to these reserve changes, the Company’s DAC balances changed as a result of bringing the DAC projection model in line with the reserve model. Historically, the valuation and projection models were distinct in such cases as compression and product mapping. As a result of the change, valuation and projection are maintained within the same model, which provides greater consistency and a more refined estimate. This change in estimate resulted in a reserve decrease of $288,822, and caused additional DAC, DSI, and VOBA amortization of $710,549 for the year ended December 31, 2012.

Reclassifications
(z)	Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.